Research and Development incentives receivables	12 Months Ended
Dec. 31, 2021
Research and Development incentives receivables
Research and Development incentives receivables

16. Research and Development incentives receivables

The table below illustrates the R&D incentives receivables related captions in the balance sheet at December 31, 2021, 2020 and 2019:

	December 31,
	2021	2020	2019

	(Euro, in thousands)
Non-current R&D incentives receivables	€127,186	€111,624	€93,407
Current R&D incentives receivables	16,827	24,104	21,949
Total R&D incentives receivables	€144,013	€135,728	€115,356

The R&D incentives receivables are future expected refunds or tax deductions resulting from R&D incentives on research and development expenses in France and Belgium. Non-current R&D incentives receivables are reported at their net present value and are therefore discounted over the period until maturity date.

The table below provides detailed information on the maturity of the non-current R&D incentives receivables reported in our balance sheet at December 31, 2021.

Non-current R&D incentives receivables

	December 31, 2021 Maturity date
	2023	2024	2025	2026	2027-2031	Total

	(Euro, in thousands)

French non-current R&D incentives receivables - discounted value	€11,911	11,713	11,489	—	—	€35,113

Belgian non-current R&D incentives receivables - discounted value	9,621	12,258	14,895	16,705	38,594	92,073

Total non-current R&D incentives receivables - discounted value	€21,532	€23,971	26,384	16,705	38,594	€127,186